Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 250,940	$ 218,551
Less: Deferred financing costs	(3,567)	(3,377)
Total	247,373	215,174
Less - current portion	(58,264)	(68,473)
Long-term portion	$ 189,109	$ 146,701